Other Non-Current Assets	6 Months Ended
Mar. 31, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS
12.	OTHER NON-CURRENT ASSETS

As of September 30, 2023 and March 31, 2024, other non-current assets consisted of the following:

	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Prepayment for intent equity investment (1)	$2,741,228	$-
Prepaid construction fee	1,514,280	1,880,531
Long-term receivables due to disposal of Tianjin Jiahao	635,280	210,864
Long-term security deposit for land use right (2)	606,445	612,803
Other non-current assets	$5,497,233	$2,704,198

(1)	The balance is the prepayment to Mooneng Silicon (Hangzhou) Partnership (Limited partnership) for the intent equity investment. In January 2024, the Company completed the acquisition of 3.6553% equity interest of Yueneng Silicon Industry (Hangzhou) Partnership Enterprise (Limited Partnership).
(2)	The balance is the long-term security deposit to the Bureau of Finance in Wujin Technology Industrial District for the purchase of land use right for constructing headquarters buildings in Changzhou.